Financial risk management - Changes in gains or losses on valuation at the transaction date (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Beginning balance	₩ (81,747)	₩ (143,959)
New transactions	(33,712)	(48,548)
Recognized in profit for the year	26,229	110,760
Ending balance	₩ (89,230)	₩ (81,747)